Financial Instruments Investment Segment and Icahn Enterprises Holdings Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Funds [Member]
Derivative [Line Items]
Maximum payout amounts relating to put options written	$ 8,800,000,000	$ 1,700,000,000	$ 195,000,000
Open Option Contracts Written, Covered Put Options on Existing Short Positions	8,100,000,000	1,400,000,000
Unrealized gains on open option contracts written	112,000,000	24,000,000	200,000
Fair value of derivative instruments with credit-risk related contingent features in a liability position	92,000,000	42,000,000	60,000,000
Cash collateral posted for derivative positions	530,000,000	257,000,000	248,000,000
Investment Funds [Member] | Credit default swaps [Member]
Derivative [Line Items]
Term of credit default swaps	1 year	2 years	2 years
Maximum exposure related to credit default swaps, percentage of notional amounts	37.10%	48.00%	39.40%
Investment Funds [Member] | Credit default swaps [Member] | Maximum [Member]
Derivative [Line Items]
Maximum notional amount of credit default swaps	8,000,000	8,000,000	32,000,000
Credit Risk Derivatives, at Fair Value, Net		100,000	1,000,000
Icahn Enterprises Holdings [Member] | Futures Index Spread [Member]
Derivative [Line Items]
Liability Derivatives, Gross		$ 0	$ 22,000,000
Federal-Mogul [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge	1 year	1 year
Maximum Length of Time Hedged in Foreign Currency Cash Flow Hedge	P1Y	P1Y
Federal-Mogul [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest rate swap contracts [Member]
Derivative [Line Items]
Maximum length of time hedged in interest rate cash flow hedge	5 years	5 years